Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Mar. 31, 2018
Building
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life (in years)	40 years
Minimum | Computers and related equipment
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life (in years)	4 years
Minimum | Furniture and other equipment
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life (in years)	3 years
Maximum | Computers and related equipment
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life (in years)	5 years
Maximum | Furniture and other equipment
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life (in years)	15 years
Maximum | Leasehold improvements
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life (in years)	20 years